GEOGRAPHIC INFORMATION AND MAJOR CUSTOMER DATA (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2016
Segment Reporting [Abstract]
Schedule of revenues within geographic areas

The following is a summary of revenues within geographic areas:

	Six months ended June 30,		Three months ended June 30,
	2017	2016	2017	2016

United States	$40	$36	$19	$17
Europe	29	38	13	17
Israel	1	7	1	6
India	8	9	5	3
Rest of the world	26	29	14	19

	$104	$119	$52	$62

The Company manages its business on the basis of one reportable segment, and derives revenues from selling its products mainly through distributor agreements. The following is a summary of revenues within geographic areas:

	Year ended
	December 31,
	2016	2015

United States	$89	$52
Israel	13	14
Europe	52	28
India	24	7
Rest of the world	51	46

	$229	$147